Villere Balanced Fund
ticker: villx
VILLERE EQUITY FUND
ticker: vleqx

Supplement dated June 23, 2015
to the Summary Prospectuses
for the Villere Balanced Fund and the Villere Equity Fund (together, the “Funds”)
dated December 31, 2014 as supplemented

Effective immediately, the Funds may begin to engage in securities lending in order to generate return.  The discussion below is added to the Investment Strategies and Risks Sections of the Summary Prospectuses.

On page 2 of each of the Summary Prospectuses, under Principal Investment Strategies, at the end of the first paragraph, add the following sentence:

Additionally, the Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

On page 2, under Principal Risks of Investing in the Fund, at the end of the Section, add the following bullet point:

•
Securities Lending Risk: There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 Please retain this Supplement with the Summary Prospectuses.

Villere Balanced Fund
ticker: villx
VILLERE EQUITY FUND
ticker: vleqx

Supplement dated June 23, 2015
to the Prospectus
for the Villere Balanced Fund and the Villere Equity Fund (together, the “Funds”)
dated December 31, 2014 as supplemented

Effective immediately, the Funds may begin to engage in securities lending in order to generate return.  The discussion below is added to the Investment Strategies and Risks Sections of the Prospectus.

On pages 4 and 8 of the Prospectus, under Principal Investment Strategies, at the end of the first paragraph, add the following sentence:

Additionally, the Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

On pages 4 and 8, under Principal Risks of Investing in the Fund, at the end of the Section, add the following bullet point:

•
Securities Lending Risk: There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

On pages 10 and 11, under PRINCIPAL INVESTMENT STRATEGIES, at the end of the third and second Paragraph, respectively, add the following sentence:

Additionally, the Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

On page 13, under PRINCIPAL RISKS OF INVESTING IN THE FUNDS, at the end of the Section, add the following paragraph:

Securities Lending Risk (Both Funds).  There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Funds on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at a desirable price.  When the Funds loan their portfolio securities, they will receive collateral consisting of cash or cash equivalents, securities issued or guaranteed by the U.S. government or one of their agencies or instrumentalities, an irrevocable bank letter of credit, or any combination thereof.  Nevertheless, the Funds risk a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.  In addition, any investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

Please retain this Supplement with the Prospectus.

Villere Balanced Fund
ticker: villx
VILLERE EQUITY FUND
ticker: vleqx

Supplement dated June 23, 2015
to the Statement of Additional Information (“SAI”)
for the Villere Balanced Fund and the Villere Equity Fund (together, the “Funds”)
dated December 31, 2014

Effective immediately, the following sentence replaces the first sentence of the “Securities Lending” Subsection of the SAI on Page B-9 of the Statement of Additional Information:

The Funds have received Board approval and are permitted to lend up to 33 1/3% of the securities in each of their portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on their portfolios.

Please retain this Supplement with the Statement of Additional Information.